Transamerica Large Core ESG Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Retail Class [Member] | Transamerica Large Core ESG | A
Prospectus [Line Items]
Annual Return [Percent]	17.18%	22.20%